Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 19, 2015
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Aug. 19, 2015
Document Effective Date	Aug. 19, 2015
Prospectus Date	Aug. 19, 2015
Zevenbergen Growth Fund | Investor Class
Prospectus:
Trading Symbol	ZVNBX
Zevenbergen Growth Fund | Institutional Class
Prospectus:
Trading Symbol	ZVNIX
Zevenbergen Genea Fund | Investor Class
Prospectus:
Trading Symbol	ZVGNX
Zevenbergen Genea Fund | Institutional Class
Prospectus:
Trading Symbol	ZVGIX